RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]
NOTE 21:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances and transactions:

The following table summarizes balances with related parties in the statements of financial position:

	December 31,
	2021	2020

Other accounts receivables	$11	$36
Other accounts payables	$875	$-

The following table summarizes the transactions with related parties in the consolidated statements of profit or loss and other comprehensive income:

	Year ended December 31,
	2021	2020

General and administrative expenses	$1,116	$617

Transactions with related parties mainly includes compensation for management services and bonus in the ordinary course of business and short-term lease payments.

b.	Compensation of key management personnel of the Group:

The Company's key management personnel are the directors, senior executives and a managing company which provides the Company with key management personnel services.

	Year ended December 31,
	2021	2020

Payroll and related expenses	$2,377	$2,005

Share-based compensation	$5,700	$2,791

Professional fees *)	$1,029	$1,391

*)	Includes payments to shareholders for the years ended 2021 and 2020 of $455 and $534, respectively.

c.	See Note 5 for indemnification agreement with a former director of TFC, currently serving as the Company's chairman of the board of directors.